Leases - Subleases (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Fixed sublease income	¥ 429,419	¥ 420,138	¥ 478,225
Variable sublease income	22,256	17,838	14,146
Total	451,676	¥ 437,976	¥ 492,371
Year ending December 31:
2023	303,457
2024	179,104
2025	91,584
2026	50,260
2027	28,342
2028 and thereafter	12,822
Total	¥ 665,569